Expense Example, No Redemption {- Fidelity Advisor® Focused Emerging Markets Fund} - 10.31 Fidelity Advisor Emerging Markets Fund - AMCIZ PRO-13 - Fidelity Advisor® Focused Emerging Markets Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Focused Emerging Markets Fund-Class A
Expense Example, No Redemption:
1 Year	$ 708
3 Years	990
5 Years	1,292
10 Years	2,148
Fidelity Advisor Focused Emerging Markets Fund-Class M
Expense Example, No Redemption:
1 Year	515
3 Years	861
5 Years	1,231
10 Years	2,267
Fidelity Advisor Focused Emerging Markets Fund-Class C
Expense Example, No Redemption:
1 Year	221
3 Years	682
5 Years	1,169
10 Years	2,513
Fidelity Advisor Emerging Markets Fund - Class I
Expense Example, No Redemption:
1 Year	108
3 Years	337
5 Years	585
10 Years	1,294
Fidelity Advisor Focused Emerging Markets Fund-Class Z
Expense Example, No Redemption:
1 Year	96
3 Years	300
5 Years	520
10 Years	$ 1,155